Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 11,423	£ 12,759
Issuances	1,317	1,477
Redemptions	(1,362)	(2,679)
Other	359	134
Closing balance	£ 11,019	£ 11,423